Income tax expenses- Reconciliations (Details) ¥ / shares in Units, ¥ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2020 CNY (¥) ¥ / shares	Mar. 31, 2020 USD ($)	Mar. 31, 2019 CNY (¥) ¥ / shares	Mar. 31, 2018 CNY (¥) ¥ / shares	Sep. 30, 2019
Reconciliation of the differences between the statutory EIT rate applicable to profits of the consolidated entities and the income tax expenses of the Company
Income before income tax and share of result of equity investees	¥ 166,645	$ 23,535	¥ 96,221	¥ 100,403
Income tax computed at statutory EIT rate (25%)	41,661		24,055	25,101
Effect of different tax rates available to different jurisdictions	(1,085)		(1,568)	392
Effect of tax holiday and preferential tax benefit on assessable profits of subsidiaries incorporated in the PRC	(18,552)		(17,687)	(14,782)
Effect of the gain in relation to the receipt of the 33% equity interest in Ant Group (Note 4(l))	(17,890)
Non deductible expenses and non taxable income, net	9,553		8,168	1,780
Tax savings from additional deductions on certain research and development expenses available for subsidiaries incorporated in the PRC	(7,219)		(5,774)	(2,330)
Withholding tax on the earnings distributed and anticipated to be remitted	4,621		3,954	4,393
Change in valuation allowance and others	9,473		5,405	3,645
Income tax expenses	¥ 20,562	$ 2,904	¥ 16,553	¥ 18,199
Statutory EIT rate (as a percent)	25.00%	25.00%	25.00%	25.00%
Ant Group
Reconciliation of the differences between the statutory EIT rate applicable to profits of the consolidated entities and the income tax expenses of the Company
Equity interest (as a percent)	33.00%	33.00%			33.00%
PRC
Reconciliation of the differences between the statutory EIT rate applicable to profits of the consolidated entities and the income tax expenses of the Company
Statutory EIT rate (as a percent)	25.00%	25.00%	25.00%	25.00%
Effect of tax holidays inside the PRC on basic earnings per share/ADS (RMB) | ¥ / shares	¥ 0.88		¥ 0.86	¥ 0.72
PRC | American Depositary Shares ("ADSs")
Reconciliation of the differences between the statutory EIT rate applicable to profits of the consolidated entities and the income tax expenses of the Company
Effect of tax holidays inside the PRC on basic earnings per share/ADS (RMB) | ¥ / shares	¥ 7.06		¥ 6.86	¥ 5.79